Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Services Provided to Related Parties [Member]
Amount of related party transactions	¥ 36,789	¥ 67,014	¥ 194,579
Services and Automobiles Purchased from Related Parties [Member]
Amount of related party transactions	137,045	184,496	230,559
Chetuan [Member] | Automobile Transaction Services Provided to Chetuan [Member]
Amount of related party transactions	0	9,830	79,632
Chetuan [Member] | Automobile Transaction Services Purchased from Chetuan [Member]
Amount of related party transactions	0	0	86,632
Xinchuang [Member] | Advertising Services Provided To Xinchuang [Member]
Amount of related party transactions	0	0	79,922
Xinchuang [Member] | Advertising Services Purchased From Xinchuang [Member]
Amount of related party transactions	0	0	16,024
TTP Car [Member] | Advertising Services Provided To TTP [Member]
Amount of related party transactions	0	15,260	32,059
Eclicks [Member] | Advertising Services Purchased From Eclicks [Member]
Amount of related party transactions	36,434	98,530	85,838
JD [Member] | Marketing And Promotion Services Purchased From JD [Member]
Amount of related party transactions	57,063	40,411	22,102
Other Related Party [Member] | Services Provided To Other Related Parties [Member]
Amount of related party transactions	160	381	2,966
Other Related Party [Member] | Services Purchased From Other Related Parties [Member]
Amount of related party transactions	17,708	31,155	16,597
Anxinbao [Member] | Other Transaction Services to Anxinbao [Member]
Amount of related party transactions	6,000	14,183	0
Jingzhengu [Member] | Used car valuation services purchased [Member]
Amount of related party transactions	20,656	14,400	3,366
NIO INC [Member] | Automobiles Purchased From NIO [Member]
Amount of related party transactions	5,184	0	0
NIO INC [Member] | Advertising Services Provided To NIO [Member]
Amount of related party transactions	¥ 30,629	¥ 27,360	¥ 0